Deferred and contingent consideration (Narrative) (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2024 USD ($) $ / ounce	Dec. 31, 2024 USD ($) oz	Dec. 31, 2023 USD ($)	Mar. 04, 2024 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Contingent Liabilities In Business Combination Line Items
Fair value of consideration	$ 71,370	$ 71,370	$ 0
Deferred consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Aggregate consideration payable	55,000	55,000
Aggregate consideration payable due on or before December 31, 2025	25,000	25,000
Aggregate consideration payable due on or before December 31, 2026	$ 30,000	$ 30,000
Discount rate applied to cash flow projection	6.30%	6.30%
Initial recognition at fair value				$ 47,600
Accretion expense		$ 2,481	0
Fair value of consideration	$ 50,109	50,109	0		$ 0
Contingent consideration [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Aggregate consideration payable	$ 30,000	$ 30,000
Contingent consideration upon production of gold | oz		100,000
Discount rate applied to cash flow projection	14.50%	14.50%
Initial recognition at fair value				13,300
Fair value of consideration	$ 16,873	$ 16,873	0		0
Fair value adjustment in finance expense		$ 3,536	0
Nkran Royalty [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Net smelter return royalty		1.00%
Contingent consideration upon production of gold | oz		100,000
Discount rate applied to cash flow projection	14.50%	14.50%
Initial recognition at fair value				$ 3,000
Future royalty payments of long term consensus prices | $ / ounce	1,725
Fair value of consideration	$ 4,388	$ 4,388	0		$ 0
Fair value adjustment in finance expense		$ 1,358	$ 0
Long-term consensus prices | $ / ounce	2,050
Nkran Royalty [Member] | Top of range [Member]
Disclosure Of Contingent Liabilities In Business Combination Line Items
Contingent consideration upon production of gold | oz		447,000